Related Party Transactions (Summary of Due to Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Due from (to) Related Parties [Line Items]
Due to Sohu (2010, 2011 and 2012, mainly arising from expenses charged from Sohu for sales and marketing services)	$ 0	$ 4,962
Notes payable to Sohu	0	16,007
Sohu [Member]
Schedule of Due from (to) Related Parties [Line Items]
Due to Sohu (2010, 2011 and 2012, mainly arising from expenses charged from Sohu for sales and marketing services)	0	4,962	5,155
Notes payable to Sohu	0	16,007	0
Jin Dian [Member]
Schedule of Due from (to) Related Parties [Line Items]
Accounts payables to related parties	4,191	2,354	0
Zhou You [Member]
Schedule of Due from (to) Related Parties [Line Items]
Accounts payables to related parties	$ 322	$ 476	$ 453